Treasury Shares - Changes in Treasury Shares (Parenthetical) (Detail) ₩ in Billions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Disclosure of classes of share capital [line items]
Commitments to purchase treasury shares	₩ 1,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Contract period to purchase treasury shares	Apr. 13, 2020
Top of range [member]
Disclosure of classes of share capital [line items]
Contract period to purchase treasury shares	Apr. 12, 2021